Income Tax - Schedule of Reconciliation of Net Deferred Tax Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [abstract]
As of January 1	€ 36,772	€ 33,929
Tax expense during the period recognized in profit or loss	12,990	(2,855)
Tax income/(expense) during the period recognized in OCI	(2,279)	(627)	€ 188
DTA on IPO transaction costs on capital increase		6,711
Other effect	775	(386)
As at December 31	€ 48,258	€ 36,772	€ 33,929